Financial instruments by category - Carrying amounts of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1],[2]	Dec. 31, 2015	[1]
Assets as per statement of financial position
Trade and other receivables	$ 197,506	$ 172,214
Derivative financial instruments	6,286	4,483
Cash and cash equivalents	273,635	269,195	[1],[2]	$ 158,568		$ 198,894
Total	477,427	445,892
Liabilities as per statement of financial position
Trade and other payables	106,437	99,250
Borrowings (excluding finance lease liabilities)	861,521	817,853
Finance leases	595	105
Derivative financial instruments	283	552
Total	968,836	917,760
Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	96,167	86,066
Borrowings (excluding finance lease liabilities)	861,521	817,853
Finance leases	595	105
Derivative financial instruments	283	552
Total	958,566	904,576
Non- financial liabilities
Liabilities as per statement of financial position
Trade and other payables	10,270	13,184
Borrowings (excluding finance lease liabilities)	0	0
Finance leases	0	0
Derivative financial instruments	0	0
Total	10,270	13,184
Liabilities at fair value through profit or loss | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	0	0
Borrowings (excluding finance lease liabilities)	0	0
Finance leases	0	0
Derivative financial instruments	283	552
Total	283	552
Financial liabilities at amortized cost | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	96,167	86,066
Borrowings (excluding finance lease liabilities)	861,521	817,853
Finance leases	595	105
Derivative financial instruments	0	0
Total	958,283	904,024
Financial Assets Instruments
Assets as per statement of financial position
Trade and other receivables	91,183	68,869
Derivative financial instruments	6,286	4,483
Cash and cash equivalents	273,635	269,195
Total	371,104	342,547
Financial Assets Instruments | Financial asset at amortized cost
Assets as per statement of financial position
Trade and other receivables	91,183	68,869
Derivative financial instruments	0	0
Cash and cash equivalents	273,635	269,195
Total	364,818	338,064
Financial Assets Instruments | Assets at fair value through profit or loss
Assets as per statement of financial position
Trade and other receivables	0	0
Derivative financial instruments	6,286	4,483
Cash and cash equivalents	0	0
Total	6,286	4,483
Non- financial assets
Assets as per statement of financial position
Trade and other receivables	106,323	103,345
Derivative financial instruments	0	0
Cash and cash equivalents	0	0
Total	$ 106,323	$ 103,345

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.